First Fortis Life Insurance Company

       PROSPECTUS SUPPLEMENT DATED JULY 24, 2000

                          To

          THE TD WATERHOUSE VARIABLE ANNUITY
             PROSPECTUS DATED MAY 1, 2000

The Prospectus is amended to provide that the annual
$30 administrative charge is waived if the Contract value as of the contract anniversary date or date of surrender is $50,000 or more.

Accordingly, the following sections of the Prospectus are revised as follows:

The Fee Table on page 1 of the Prospectuses is revised as follows:

Contract Owner Transaction Charges

     Front-End Sales Charge Imposed on
Purchases....................................0%
     Maximum surrender Charge for Sales
Expenses...................................0%
     Other Surrender
Fees...................................................
 ..........................0%
     Exchange
Fee....................................................
 .....................................0%
Annual Contract Administration
Charge.................................................
 .$30 (1)

Variable Account Annual Expenses
  (as a percentage of average account value)
     Mortality and Expense Risk
Charge.................................................
 .     .45%
     Variable Account Administrative
Charge..........................................    0%
          Total Variable Account Annual
Expenses.............................. .45%

(1) This charge, which is otherwise applied at each contract anniversary and total surrender of the contract, will not be charged during the Accumulation Period if the contract value as of such anniversary or surrender is $50,000 or more.
     Currently, Fortis Benefits waives this charge during the Annuity Period.


The Annual administrative Charge section on page 16 of the Prospectus is revised by adding the following paragraph at the end:

We will waive this charge during the Accumulation
Period if your contract value is $50,000 or more at the end of the contract year. Additionally, we will waive this charge if you totally surrender your contract and your contract value is $50,000 or more at that time.